Derivative Liabilities - Summary of Change in the Value of the Warrant Derivative Liability (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Balance at beginning of period		$ 9,998,636
Change in fair value of warrant and option liability	$ 25,061	19,714,808	$ 8,396,169
Balance at end of period		43,181,472	9,998,636
Series D Warrant
Derivative [Line Items]
Balance at beginning of period		9,998,636
Issuance of warrants and option		56,026,979	(2,487,726)
Exercise and expiration of warrants and unit purchase option		(42,558,951)	(885,259)
Change in fair value of warrant and option liability		19,714,808	(8,396,169)
Balance at end of period		$ 43,181,472	$ 9,998,636